RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 14 - RELATED PARTIES:

a.
The Company receives certain services from Home Skinovations Ltd., a related party. The services include an office sublease, use of certain computer hardware and switchboard infrastructure, certain software licenses and limited personnel services. The chief executive officer of the Company is also a substantial shareholder of the Company and a substantial shareholder and board member of Home Skinovations Ltd.. The Company recorded expenses related to services received from Home Skinovations Ltd. of $247, $82 and $240 for the years ended December 31, 2019, 2018 and 2017, respectively.

Commencing in May 2018, the Company ceased to receive office sublease services from Home Skinovations Ltd. as a result of the Company’s new lease agreement (see note 8).

b.
The Company’s subsidiary in Canada receives certain services from a subsidiary of Home Skinovations Ltd. in Canada as part of a service agreement.  The services include mobile phone services, an office sublease, use of certain computer hardware and switchboard infrastructure, certain software licenses and limited personnel services. In relation to these services, the Company recorded expenses in the amount of $341, $140 and $128 for the years ended December 31, 2019, 2018 and 2017, respectively.

c.
The Company’s subsidiaries in North America receive certain marketing services from one of the Company’s shareholders and its related party and recorded expenses related to those services in the amount of $710 and $518, for the years ended December 31, 2019 and 2018, respectively.